Tax assets and liabilities (Details 6) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balances at
Deferred tax assets
Tax assets:		R$ 30,295,062	R$ 27,680,578	R$ 24,778,078	R$ 24,437,112
Temporary differences		29,565,702	26,416,527	23,375,600	23,398,886
Tax loss carry forwards		367,120	846,587	866,579	382,867
Social contribution taxes 18%		362,240	417,464	535,899	655,359
Tax liabilities:		5,540,873	3,031,389	2,496,531	817,125
Temporary differences		5,540,873	3,031,389	2,496,531	817,125
Total		24,754,189	24,649,189	22,281,547	R$ 23,619,987
Acquisition / Merger
Deferred tax assets
Tax assets:		0	44,509	38,151
Temporary differences		0	44,509	38,151
Tax loss carry forwards		0	0	0
Social contribution taxes 18%		0	0	0
Tax liabilities:		0	831	5,350
Temporary differences		0	831	5,350
Total		0	43,678	32,801
Other
Deferred tax assets
Tax assets:	[1]	(1,550,742)	1,369,934	(620,401)
Temporary differences	[1]	(1,562,729)	1,369,934	(620,401)
Tax loss carry forwards	[1]	11,987	0	0
Social contribution taxes 18%	[1]	0	0	0
Tax liabilities:	[1]	(45,029)	(153,623)	378,693
Temporary differences	[1]	(45,029)	(153,623)	378,693
Total	[1]	(1,505,713)	1,523,557	(999,094)
Valuation adjustments
Deferred tax assets
Tax assets:	[2]	471,499	(186,260)	254,733
Temporary differences	[2]	471,499	(186,260)	254,733
Tax loss carry forwards	[2]	0	0	0
Social contribution taxes 18%	[2]	0	0	0
Tax liabilities:	[2]	1,773,065	607,773	582,363
Temporary differences	[2]	1,773,065	607,773	582,363
Total	[2]	(1,301,566)	(794,033)	(327,630)
Adjustment to Income
Deferred tax assets
Tax assets:		3,693,727	1,674,317	668,483
Temporary differences		4,240,405	1,812,744	304,231
Tax loss carry forwards		(491,454)	(19,992)	483,712
Social contribution taxes 18%		(55,224)	(118,435)	(119,460)
Tax liabilities:		781,448	79,877	262,088
Temporary differences		781,448	79,877	262,088
Total		R$ 2,912,279	R$ 1,594,440	R$ 406,395

[1]	In 2019, it mainly refers to net of deferred taxes amounted to R$1,595,773 (2018 - R$1,216,311 and 2017 - R$241,708), which have the same counterparty and realization period.
[2]	It relates to deferred taxes recognized in equity due to temporary differences accounted in equity.